FINANCIAL INSTRUMENTS (Schedule of Classification of Financial Instruments by Fair Value Hierarchy) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial assets:
Marketable securities	$ 18,541	$ 0
Level 1 [member]
Financial assets:
Marketable securities	$ 18,541	$ 0